Investments in Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 1,782	$ 11,553	$ 0
Investment in available-for-sale-securities	5,173	6,701
Accumulated other comprehensive (loss)/income	$ (445)	$ (578)	$ (11,172)
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	344,649	314,077
Investment in available-for-sale-securities	$ 5,173	$ 6,701
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ (1,783)	$ (11,553)